IFRS 7 - Disclosure - Liquidity Risk - Summary of Deposit Funding (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 706,133	$ 686,847
Other Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	36	99
Canadian Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	359,473	350,446
U.S. Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 346,624	$ 336,302